UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - Parenthetical - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Stockholders' Equity [Abstract]
Number of shares repurchased (in shares)	527,417	0